Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
March 31, 2021

Dates Covered
Collections Period	03/01/21 - 03/31/21
Interest Accrual Period	03/15/21 - 04/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/21	555,134,852.10	25,705
Yield Supplement Overcollateralization Amount 02/28/21	20,491,609.53	0
Receivables Balance 02/28/21	575,626,461.63	25,705
Principal Payments	24,467,744.57	574
Defaulted Receivables	779,560.99	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/21	19,239,713.46	0
Pool Balance at 03/31/21	531,139,442.61	25,100

Pool Statistics	$ Amount	# of Accounts
Pool Factor	62.94%
Prepayment ABS Speed	1.77%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	3,051,917.05	119
Past Due 61-90 days	529,647.90	24
Past Due 91-120 days	277,503.27	16
Past Due 121+ days	0.00	0
Total	3,859,068.22	159

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.70%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.15%
Delinquency Trigger Occurred	NO

Recoveries	974,842.56
Aggregate Net Losses/(Gains) - March 2021	(195,281.57)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.41%
Prior Net Losses Ratio	0.26%
Second Prior Net Losses Ratio	0.63%
Third Prior Net Losses Ratio	1.08%
Four Month Average	0.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.47%

Overcollateralization Target Amount	6,108,103.59
Actual Overcollateralization	6,108,103.59
Weighted Average APR	4.24%
Weighted Average APR, Yield Adjusted	6.13%
Weighted Average Remaining Term	50.49

Flow of Funds	$ Amount
Collections	29,148,779.54
Investment Earnings on Cash Accounts	37.55
Servicing Fee	(479,688.72)
Transfer to Collection Account	-
Available Funds	28,669,128.37

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	432,972.64
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,051,358.69
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,560,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,108,103.59
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,469,396.12
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	28,669,128.37

Servicing Fee	479,688.72
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 03/15/21	548,750,801.30
Principal Paid	23,719,462.28
Note Balance @ 04/15/21	525,031,339.02

Class A-1
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-2a
Note Balance @ 03/15/21	94,547,580.66
Principal Paid	14,036,468.21
Note Balance @ 04/15/21	80,511,112.45
Note Factor @ 04/15/21	44.4321813%

Class A-2b
Note Balance @ 03/15/21	65,223,220.64
Principal Paid	9,682,994.07
Note Balance @ 04/15/21	55,540,226.57
Note Factor @ 04/15/21	44.4321813%

Class A-3
Note Balance @ 03/15/21	274,400,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	274,400,000.00
Note Factor @ 04/15/21	100.0000000%

Class A-4
Note Balance @ 03/15/21	76,910,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	76,910,000.00
Note Factor @ 04/15/21	100.0000000%

Class B
Note Balance @ 03/15/21	25,110,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	25,110,000.00
Note Factor @ 04/15/21	100.0000000%

Class C
Note Balance @ 03/15/21	12,560,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	12,560,000.00
Note Factor @ 04/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	480,269.97
Total Principal Paid	23,719,462.28
Total Paid	24,199,732.25

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	80,365.44
Principal Paid	14,036,468.21
Total Paid to A-2a Holders	14,116,833.65

Class A-2b
One-Month Libor	0.10600%
Coupon	0.39600%
Interest Paid	22,241.12
Principal Paid	9,682,994.07
Total Paid to A-2b Holders	9,705,235.19

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5753252
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.4140280
Total Distribution Amount	28.9893532

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4435179
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	77.4639526
Total A-2a Distribution Amount	77.9074705

A-2b Interest Distribution Amount	0.1779290
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	77.4639526
Total A-2b Distribution Amount	77.6418816

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	212.96
Noteholders' Third Priority Principal Distributable Amount	529.53
Noteholders' Principal Distributable Amount	257.51

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/21	2,092,197.46
Investment Earnings	17.77
Investment Earnings Paid	(17.77)
Deposit/(Withdrawal)	-
Balance as of 04/15/21	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,537,259.23	$2,750,685.18	$2,310,554.48
Number of Extensions	58	97	87
Ratio of extensions to Beginning of Period Receivables Balance	0.27%	0.46%	0.37%